CTIVP® – Wellington Large Cap Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Wellington Large Cap Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Consumer Discretionary 3.1%
Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc., Class A	51,086	12,168,685
Specialty Retail 1.9%
Lowe’s Companies, Inc.	83,617	19,501,993
Total Consumer Discretionary		31,670,678
Consumer Staples 7.8%
Beverages 2.0%
Diageo PLC	318,536	8,324,189
PepsiCo, Inc.	81,448	12,212,313
Total		20,536,502
Consumer Staples Distribution & Retail 0.8%
Target Corp.	75,711	7,901,200
Food Products 2.5%
Mondelez International, Inc., Class A	171,912	11,664,229
Nestlé SA, Registered Shares	136,020	13,745,722
Total		25,409,951
Household Products 1.4%
Kimberly-Clark Corp.	51,378	7,306,979
Reckitt Benckiser Group PLC	94,348	6,379,862
Total		13,686,841
Personal Care Products 1.1%
Kenvue, Inc.	470,664	11,286,523
Total Consumer Staples		78,821,017
Energy 6.7%
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	94,123	15,745,837
ConocoPhillips Co.	207,864	21,829,877
EOG Resources, Inc.	66,009	8,464,994
Exxon Mobil Corp.	183,206	21,788,690
Total		67,829,398
Total Energy		67,829,398
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 29.5%
Banks 7.9%
Citigroup, Inc.	208,912	14,830,663
JPMorgan Chase & Co.	167,704	41,137,791
PNC Financial Services Group, Inc. (The)	94,515	16,612,901
Wells Fargo & Co.	94,083	6,754,219
Total		79,335,574
Capital Markets 6.5%
Blackrock, Inc.	12,710	12,029,761
KKR & Co., Inc., Class A	123,736	14,305,119
LPL Financial Holdings, Inc.	4,627	1,513,677
Morgan Stanley	177,205	20,674,507
Nasdaq, Inc.	228,126	17,305,638
Total		65,828,702
Consumer Finance 2.1%
American Express Co.	80,006	21,525,614
Insurance 13.0%
Aon PLC, Class A	53,810	21,475,033
Chubb Ltd.	61,937	18,704,355
Marsh & McLennan Companies, Inc.	108,699	26,525,817
Progressive Corp. (The)	162,400	45,960,824
Travelers Companies, Inc. (The)	71,128	18,810,511
Total		131,476,540
Total Financials		298,166,430
Health Care 15.8%
Biotechnology 1.6%
AbbVie, Inc.	78,826	16,515,624
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	115,707	15,348,534
Medtronic PLC	21,562	1,937,561
Total		17,286,095
Health Care Providers & Services 7.9%
Cigna Group (The)	102,703	33,789,287
Elevance Health, Inc.	30,992	13,480,280
McKesson Corp.	48,093	32,366,108
Total		79,635,675

CTIVP® – Wellington Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Wellington Large Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.6%
Johnson & Johnson	138,835	23,024,396
Merck & Co., Inc.	96,509	8,662,648
Pfizer, Inc.	559,721	14,183,330
Total		45,870,374
Total Health Care		159,307,768
Industrials 16.3%
Aerospace & Defense 7.5%
Boeing Co. (The)(a)	120,744	20,592,889
General Dynamics Corp.	69,273	18,882,434
Northrop Grumman Corp.	24,155	12,367,602
RTX Corp.	178,173	23,600,796
Total		75,443,721
Building Products 0.2%
Trane Technologies PLC	7,631	2,571,036
Electrical Equipment 0.9%
Eaton Corp. PLC	33,001	8,970,662
Ground Transportation 2.2%
Canadian National Railway Co.	41,016	3,997,419
Union Pacific Corp.	78,496	18,543,895
Total		22,541,314
Industrial Conglomerates 1.6%
Honeywell International, Inc.	75,803	16,051,285
Machinery 2.5%
Illinois Tool Works, Inc.	38,714	9,601,459
Otis Worldwide Corp.	34,256	3,535,219
PACCAR, Inc.	120,871	11,769,210
Total		24,905,888
Professional Services 1.0%
Equifax, Inc.	40,760	9,927,506
Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	3,803	3,756,717
Total Industrials		164,168,129
Information Technology 7.1%
Electronic Equipment, Instruments & Components 0.2%
CDW Corp.	11,179	1,791,547
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.7%
Accenture PLC, Class A	54,474	16,998,067
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	86,482	17,440,825
KLA Corp.	15,941	10,836,692
NXP Semiconductors NV	56,621	10,761,387
Texas Instruments, Inc.	78,062	14,027,741
Total		53,066,645
Total Information Technology		71,856,259
Materials 2.1%
Chemicals 1.7%
Corteva, Inc.	94,012	5,916,175
DuPont de Nemours, Inc.	91,742	6,851,293
Sherwin-Williams Co. (The)	12,984	4,533,883
Total		17,301,351
Construction Materials 0.4%
CRH PLC	46,597	4,099,138
Total Materials		21,400,489
Real Estate 1.9%
Industrial REITs 1.6%
Prologis, Inc.	140,171	15,669,716
Specialized REITs 0.3%
Public Storage	10,576	3,165,291
Total Real Estate		18,835,007
Utilities 9.4%
Electric Utilities 7.7%
American Electric Power Co., Inc.	44,795	4,894,750
Duke Energy Corp.	179,219	21,859,341
Exelon Corp.	178,061	8,205,051
PG&E Corp.	786,680	13,515,162
Southern Co. (The)	212,836	19,570,270
Xcel Energy, Inc.	139,455	9,872,020
Total		77,916,594
CTIVP® – Wellington Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Wellington Large Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.7%
Dominion Energy, Inc.	306,396	17,179,624
Total Utilities		95,096,218
Total Common Stocks (Cost $767,593,916)		1,007,151,393

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	5,755,495	5,754,343
Total Money Market Funds (Cost $5,754,343)		5,754,343
Total Investments in Securities (Cost: $773,348,259)		1,012,905,736
Other Assets & Liabilities, Net		(2,676,841)
Net Assets		1,010,228,895
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	9,885,644	17,781,966	(21,913,335)	68	5,754,343	357	88,198	5,755,495
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – Wellington Large Cap Value Fund  | 2025

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1QT7034_12_D01_(05/25)